UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.         Name and address of issuer:

JNL Series Trust
1 Corporate Way
Lansing, MI 48951

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): []

Series Name	Fund Series ID	Class ID for Class A	Class ID for Class

JNL/American Funds® Blue Chip Income and Growth Fund	S000028038	C000085345	C000085346

JNL/American Funds Global Bond Fund	S000028039	C000085347	C000085348

JNL/American Funds Global Small Capitalization Fund	S000028040	C000085349	C000085350

JNL/American Funds Growth-Income Fund	S000028041	C000085351	C000085352

JNL/American Funds International Fund	S000028042	C000085354	C000085353

JNL/American Funds New World Fund	S000028043	C000085355	C000085356

JNL Multi-Manager Alternative Fund	S000048717	C000153487	N/A

JNL Institutional Alt 20 Fund	S000025069	C000074572	N/A

JNL Multi-Manager Small Cap Growth Fund	S000001776	C000004683	C000067991

JNL Multi-Manager Small Cap Value Fund	S000001798	C000004705	C000067994

JNL Institutional Alt 35 Fund	S000025070	C000074573	N/A

JNL Institutional Alt 50 Fund	S000025071	C000074574	N/A

JNL Alt 65 Fund	S000025072	C000074575	N/A

JNL/American Funds Balanced Allocation Fund	S000036378	C000111243	N/A

JNL/American Funds Growth Allocation Fund	S000036379	C000111244	N/A

JNL/AB Dynamic Asset Allocation Fund	S000044434	C000138276	C000138277

JNL/AQR Managed Futures Strategy Fund	S000033504	C000102951	C000102952

JNL/BlackRock Global Allocation Fund	S000029611	C000090917	C000090918

JNL/BlackRock Natural Resources Fund	S000014502	C000039480	C000067999

JNL/BlackRock Large Cap Select Growth Fund	S000001746	C000004653	C000067984

JNL/Boston Partners Global Long Short Equity Fund	S000046368	C000144891	C000144892

JNL/Brookfield Global Infrastructure and MLP Fund	S000034689	C000106863	C000106864

JNL/Capital Guardian Global Balanced Fund	S000001787	C000004694	C000067992

JNL/Capital Guardian Global Diversified Research Fund	S000001745	C000004652	C000067983

JNL/Causeway International Value Select Fund	S000001724	C000004631	C000067965

JNL/DFA U.S. Core Equity Fund	S000001765	C000004672	C000067990

JNL/DoubleLine Shiller Enhanced CAPE Fund	S000050455	C000159263

JNL/Eastspring Investments Asia ex-Japan Fund	S000019489	C000054132	C000068012

JNL/Eastspring Investments China-India Fund	S000019487	C000054130	C000068011

JNL/Franklin Templeton Founding Strategy Fund	S000014513	C000039491	N/A

JNL/Franklin Templeton Global Growth Fund	S000014514	C000039492	C000068002

JNL/Franklin Templeton Global Multisector Bond Fund	S000034688	C000106861	C000106862

JNL/Franklin Templeton Income Fund	S000010705	C000029596	C000067995

JNL/Franklin Templeton International Small Cap Growth Fund	S000019479	C000054122	C000068007

JNL/Franklin Templeton Mutual Shares Fund	S000014515	C000039493	C000068003

JNL/Harris Oakmark Global Equity Fund	S000048718	C000153488	C000153489

JNL/Goldman Sachs Core Plus Bond Fund	S000001741	C000004648	C000067979

JNL/Goldman Sachs Emerging Markets Debt Fund	S000023246	C000067950	C000067951

JNL/Goldman Sachs Mid Cap Value Fund	S000001722	C000004629	C000067963

JNL/Goldman Sachs U.S. Equity Flex Fund	S000014512	C000039490	C000068000

JNL/Invesco Global Real Estate Fund	S000001732	C000004639	C000067973

JNL/Invesco International Growth Fund	S000001723	C000004630	C000067964

JNL/Invesco Large Cap Growth Fund	S000001721	C000004628	C000067962

JNL/Invesco Mid Cap Value Fund	S000001725	C000004632	C000067966

JNL/Invesco Small Cap Growth Fund	S000001743	C000004650	C000067981

JNL/Ivy Asset Strategy Fund	S000026435	C000079326	C000079327

JNL/JPMorgan MidCap Growth Fund	S000001797	C000004704	C000067993

JNL/JPMorgan U.S. Government & Quality Bond Fund	S000001742	C000004649	C000067980

JNL/Lazard Emerging Markets Fund	S000010709	C000029600	C000067997

JNL/Mellon Capital Bond Index Fund	S000001731	C000004638	C000067972

JNL/Mellon Capital 10 x 10 Fund	S000017157	C000047544	N/A

JNL/Mellon Capital Index 5 Fund	S000017156	C000047543	N/A

JNL/Mellon Capital Emerging Markets Index Fund	S000033505	C000102953	C000102954

JNL/Mellon Capital European 30 Fund	S000023250	C000067958	C000067959

JNL/Mellon Capital Pacific Rim 30 Fund	S000023249	C000067956	C000067957

JNL/Mellon Capital S&P 500 Index Fund	S000001727	C000004634	C000067968

JNL/Mellon Capital S&P 400 Midcap Index Fund	S000001728	C000004635	C000067969

JNL/Mellon Capital Small Cap Index Fund	S000001729	C000004636	C000067970

JNL/Mellon Capital International Index Fund	S000001730	C000004637	C000067971

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	S000036380	C000111245	C000111246

JNL/Mellon Capital Utilities Sector Fund	S000040007	C000124095	C000124096

JNL/MMRS Growth Fund	S000044436	C000138279	N/A

JNL/MMRS Moderate Fund	S000044437	C000138280	N/A

JNL/MMRS Conservative Fund	S000044438	C000138281	N/A

JNL/Morgan Stanley Mid Cap Growth Fund	S000036381	C000111247	C000111248

JNL/Neuberger Berman Strategic Income Fund	S000036382	C000111249	C000111250

JNL/Oppenheimer Emerging Markets Innovator Fund	S000048719	C000153490	C000153491

JNL/Oppenheimer Global Growth Fund	S000001734	C000004641	C000067975

JNL/PIMCO Real Return Fund	S000010711	C000029602	C000067998

JNL/PIMCO Total Return Bond Fund	S000001736	C000004643	C000067976

JNL/PPM America Floating Rate Income Fund	S000030878	C000095821	N/A

JNL/PPM America High Yield Bond Fund	S000001740	C000004647	C000067978

JNL/PPM America Mid Cap Value Fund	S000020933	C000059129	C000068016

JNL/PPM America Small Cap Value Fund	S000020931	C000059127	C000068015

JNL/PPM America Value Equity Fund	S000014516	C000039494	C000068004

JNL/Red Rocks Listed Private Equity Fund	S000023251	C000067960	C000067961

JNL/Scout Unconstrained Bond Fund	S000044440	C000138284	C000138285

JNL/T. Rowe Price Established Growth Fund	S000001749	C000004656	C000067987

JNL/T. Rowe Price Mid-Cap Growth Fund	S000001750	C000004657	C000067988

JNL/T. Rowe Price Short-Term Bond Fund	S000010707	C000029598	C000067996

JNL/T. Rowe Price Value Fund	S000001751	C000004658	C000067989

JNL/Westchester Capital Event Driven Fund	S000048720	C000153492	C000153493

JNL/WMC Balanced Fund	S000001744	C000004651	C000067982

JNL/WMC Money Market Fund	S000001747	C000004654	C000067985

JNL/WMC Value Fund	S000001748	C000004655	C000067986

JNL/S&P Managed Growth Fund	S000001756	C000004663	N/A

JNL/S&P Managed Aggressive Growth Fund	S000001757	C000004664	N/A

JNL/S&P Competitive Advantage Fund	S000019493	C000054136	C000068014

JNL/S&P Dividend Income & Growth Fund	S000019483	C000054126	C000068009

JNL/S&P Intrinsic Value Fund	S000019481	C000054124	C000068008

JNL/S&P Total Yield Fund	S000019491	C000054134	C000068013

JNL/S&P International 5 Fund	S000046369	C000144893	C000144894

JNL/S&P Mid 3 Fund	S000044439	C000138282	C000138283

JNL/S&P 4 Fund	S000019485	C000054128	N/A

JNL/S&P Managed Conservative Fund	S000001752	C000004659	N/A

JNL/S&P Managed Moderate Fund	S000001753	C000004660	N/A

JNL/S&P Managed Moderate Growth Fund	S000001755	C000004662	N/A

JNL Disciplined Moderate Fund	S000014517	C000039495	N/A

JNL Disciplined Moderate Growth Fund	S000014518	C000039496	N/A

JNL Disciplined Growth Fund	S000014519	C000039497	N/A

JNL Investment Committee – Global Strategic Moderate With Alts Fund	S000044441	C000138286	N/A

JNL Investment Committee – Global Strategic Moderately Aggressive With Alts Fund	S000044442	C000138287	N/A

JNL Investment Committee – Strategic Moderate Fund	S000044443	C000138288	N/A

JNL Investment Committee – Strategic Moderately Aggressive Fund	S000044435	C000138278	N/A

3.         Investment Company Act File Number:

811-08894

Securities Act File Number:
033-87244

4(a).     Last day of fiscal year for which this Form is filed:

December 31, 2015

4(b).	[]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year.). (See Instruction A.2)

4(c).	[]	Check box if this is the last time the issuer will be filing this Form.

5.         Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 5,771,372,338

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: $ 5,916,259,795

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$   1,743,268,225

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]: $ 7,659,528,020

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 1,888,155,682

(vi)       Redemption credits available for use in future years -- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]: $  1,888,155,682

(vii)	Multiplier for determining registration fee (See Instruction C.9): x 0.0001007

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter "0" if no fee is due): = $ 0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 0

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
[] Wire Transfer
[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*

/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Treasurer and Chief Financial Officer
Date:	March 30, 2016

*Please print the name and title of the signing officer below the signature.